7A. Long term investments (Details) (ZHEJIANG JIAHUAN, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
ZHEJIANG JIAHUAN
Long term investment: Unlisted investment Amortized cost	69	69
Gains Gross unrealized
Losses Gross unrealized
Long term investment: Unlisted investment Fair Value	69	69